Fair value of financial assets and liabilities (Details 1) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTrading-0]	R$ 40,746,748,000	R$ 36,952,567,000	R$ 75,020,184,000
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	2,428,997,000	2,520,813,000
Financial Assets Measured At Fair Value Through Profit Or Loss			2,956,882,000	R$ 2,627,405,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	780,391,000	462,156,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading			817,548,000	715,548,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	442,726,000	449,264,000	282,151,000	27,749,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,503,441,000	601,604,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income			1,297,021,000	951,966,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss	233,762,000	433,583,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss			753,121,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTrading-0]			753,121,000	564,757,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTrading1-0]				R$ 1,600,000,000
Gains Losses Realized Not Realized [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	(139,603,000)	99,401,000	83,832,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	140,780,000	(802,760,000)	502,596,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	(49,069,000)	78,853,000	100,091,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(4,792,000)	(268,095,000)	(21,677,000)
Financial Liabilities Measured At Fair Value Through Profit Or Loss	(176,639,000)	(337,847,000)
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTrading-0]			500,159,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTrading1-0]
Transfers In And Or Out Of Level 3 [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	(156,307,000)		(239,512,000)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(57,926,000)	(36,051,000)	(231,468,000)
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	(66,980,000)		125,282,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income	325,456,000		(197,098,000)
Financial Liabilities Measured At Fair Value Through Profit Or Loss	(89,734,000)	(137,963,000)
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTrading-0]			(406,971,000)
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTrading1-0]
Additions Settled [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	204,094,000	(535,470,000)	485,157,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	197,309,000	483,419,000	(169,128,000)
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	109,511,000	88,260,000	29,029,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income	581,172,000	(427,322,000)	563,830,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss	R$ 31,703,000	R$ 156,272,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTrading-0]			95,176,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTrading1-0]			R$ (1,600,000,000)